CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 161,771	$ 43,830	$ 31,855
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	41,906	34,433	29,548
Amortization of intangible assets	3,364	604	144
Amortization of convertible debt issuance cost	5,592	699
Stock-based compensation	32,493	19,964	19,358
Provision for allowance for doubtful accounts	21,574	10,385	3,869
Deferred income taxes	(1,228)	1,782	(3,515)
Loss (income) from equity method investments, net	(19,471)	(9,525)	10,730
Realized loss (gain) on investments	(226,526)	7,387	(55,563)
Investment and related impairment	19,593	6,134	18,498
Goodwill impairment	14,526
Foreign exchange loss (gain)	4,922	96	(14)
Loss (gain) on disposal of property and equipment	70	(41)	(254)
Change in fair value of investor option liability (Note 17)	46,972	(21,064)
Changes in assets and liabilities, net of acquisitions:
Accounts receivable	(87,121)	(61,787)	(26,222)
Prepaid expenses and other current assets	540	9,593	(6,940)
Other assets	(4,950)	(4,380)	3,555
Accounts payable	(75)	42	32
Accrued liabilities	92,011	35,238	25,223
Income taxes payable	(3,279)	7,686	(1,290)
Deferred revenues	(1,659)	(7,449)	(16,400)
Others		86
Net cash provided by operating activities	101,025	73,713	32,614
Cash flows from investing activities:
Purchases of short-term investments	(1,555,243)	(1,661,286)	(1,219,910)
Maturities of short-term investments	1,568,171	1,225,993	871,378
Cash paid for business combination, net of cash acquired	(12,695)	(3,355)
Purchases of property and equipment	(102,853)	(97,685)	(53,235)
Cash paid (including prepayments) on long-term investments	(228,156)	(63,066)	(45,180)
Proceeds from disposal of long-term investments	139,216		95,000
Net cash used in investing activities	(191,560)	(599,399)	(351,947)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares pursuant to stock plans	10,439	11,331	4,405
Proceeds from sales of non-controlling interests in subsidiaries	2,117	2,593	91
Cash paid for purchase of non-controlling interests in subsidiary	(6,873)	(45,876)
Proceeds from Weibo's IPO, net of underwriter's commission	306,491
Payment of offering expenses	(5,213)
Proceeds from Alibaba for purchase Weibo shares	346,667	585,799
Proceeds from issuance of senior convertible notes, net of issuance costs (Note 18)		783,227
Repurchase of ordinary shares ( Note 18)	(249,004)	(99,975)
Other financing activities			(200)
Net cash provided by financing activities	404,624	1,237,099	4,296
Effect of exchange rate change on cash and cash equivalents	(6,683)	5,037	883
Net increase (decrease) in cash and cash equivalents	307,406	716,450	(314,154)
Cash and cash equivalents at the beginning of the year	916,276	199,826	513,980
Cash and cash equivalents at the end of the year	1,223,682	916,276	199,826
Supplemental disclosures:
Cash paid for income taxes	(12,067)	(5,407)	(7,707)
Cash paid for interest	(8,244)
Non-cash investing and financing activities
Deemed contribution from exercise of Weibo call option	76,476
Conversion of convertible debts into ordinary shares			2,000
Exchanges of long-term investments in Tudou and CRIC for the investments in Youku Tudou and E-house, respectively			$ 258,094